Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of comparison by class of the carrying amounts and fair value of the company's financial instruments
Set out below is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2022 and 2021:

As at December 31	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortized cost
Cash and cash equivalents	$4,857	$4,857	$3,694	$3,694
Restricted cash	—	—	3	3
Accounts receivable	5,635	5,635	4,659	4,659
Other assets	63	63	57	57
Financial liabilities
Financial liabilities measured at amortized cost:
Accounts payable and accrued liabilities	$7,128	$7,128	$6,668	$6,668
Current portion of royalty obligation	179	179	423	423
Current portion of acquisition payable	677	677	634	634
Current portion of lease obligation	346	346	380	380
Royalty obligation	—	—	65	65
Acquisition payable	677	677	591	591
Lease obligations	503	503	789	789
Financial liabilities measured at FVTPL
Current portion of contingent consideration	—	—	293	293
Contingent consideration	—	—	40	40

Schedule of fair value of financial assets and liabilities
The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2022 is as follows:

	Level 1	Level 2	Level 3
Financial liabilities
Current portion of royalty obligation	$—	$—	$179
Current portion of acquisition payable	—	—	677

The fair value hierarchy of the following financial assets and liabilities on the consolidated statements of financial position as at December 31, 2021 is as follows:

	Level 1	Level 2	Level 3
Financial liabilities
Current portion of royalty obligation	$—	$—	$423
Current portion of acquisition payable	—	—	634
Current portion of contingent consideration	—	—	293
Royalty obligation	—	—	65
Acquisition payable	—	—	591
Contingent consideration	—	—	40

Schedule for exposure to U.S. dollar currency risk through financial assets and liabilities
The Company is exposed to U.S. dollar currency risk through the following U.S. denominated financial assets and liabilities:

As at December 31 (Expressed in U.S. Dollars)	2022	2021
Cash and cash equivalents	$3,592	$2,854
Restricted cash	—	2
Accounts receivable	4,079	3,657
Other assets	47	45
Accounts payable and accrued liabilities	(4,307)	(3,669)
Current portion of royalty obligation	(132)	(334)
Current portion of acquisition payable	(500)	(500)
Holdback payable	—	—
Current portion of contingent consideration	—	(231)
Income taxes payable	(44)	(114)
Current portion of lease obligation	(92)	(80)
Royalty obligation	—	(51)
Acquisition payable	—	(466)
Contingent consideration	—	(32)
Lease obligation	(246)	(291)

	$2,395	$790